Segmental analysis	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Segmental analysis
7.	Segmental analysis

Recent restructuring actions, including the mergers of VMLY&R and Wunderman Thompson, the One Ogilvy strategy and the reorganisation of our specialist healthcare agencies, mean that certain units have been reclassified between the previously reported sectors. In order to take account of these changes, the internal reporting of the Group used by the Chief Executive Officer (the Chief Operating Decision Maker) to review performance and allocate resources has also changed. The Group has therefore reassessed its segment information under IFRS 8: Operating Segments. In assessing the Group’s reportable segments, the Directors have considered the similar economic characteristics of certain operating segments, their shared client base and the similar nature of their products or services, amongst other factors. As a result, the Group’s reportable segments have changed, and comparatives have been restated as follows:

	Six months ended 30 June 2019	Restated Six months ended 30 June 2018	Restated Year ended 31 December 2018
	£m	£m	£m

Revenue
Global Integrated Agencies[1]	4,873.6	4,755.5	9,930.7
Data Investment Management[2]	1,247.5	1,225.8	2,560.9
Public Relations[3]	471.5	454.0	931.7
Specialist Agencies[4]	1,023.4	1,057.4	2,179.1
	7,616.0	7,492.7	15,602.4

Revenue less pass-through costs[5]
Global Integrated Agencies[1]	3,858.1	3,844.2	8,070.8
Data Investment Management[2]	949.2	940.1	1,953.3
Public Relations[3]	442.2	430.0	879.9
Specialist Agencies[4]	899.4	934.6	1,922.6

Headline operating profit[6]
Global Integrated Agencies[1]	471.2	484.8	1,239.5
Data Investment Management[2]	101.2	110.4	296.3
Public Relations[3]	69.6	69.0	140.6
Specialist Agencies[4]	87.6	118.7	285.7
	729.6	782.9	1,962.1

Headline operating profit margin[7]	%	%	%
Global Integrated Agencies[1]	12.2	12.6	15.4
Data Investment Management[2]	10.7	11.7	15.2
Public Relations[3]	15.7	16.0	16.0
Specialist Agencies[4]	9.7	12.7	14.9

Notes

[1]	Global Integrated Agencies includes all of Grey, GroupM, Hogarth, Ogilvy, VMLY&R & Wunderman Thompson.
[2]	Data Investment Management represents Kantar, which has been classified as a disposal group subsequent to the period ended 30 June 2019.
[3]	Public Relations represents the Group’s specialists in this area and remains as previously reported but excludes Ogilvy PR which now sits within Global Integrated Agencies as part of Ogilvy.
[4]	Specialist Agencies represent the Group’s other agencies that specialise in certain areas, whether by region or range of services.
[5]

Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 4 for more details of the pass-through costs.

[6]	A reconciliation from operating profit to headline operating profit is provided in note 22.
[7]	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.

Reported contributions by geographical area were as follows:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m

Revenue
North America[1]	2,592.3	2,598.1	5,371.0
United Kingdom	1,103.8	1,091.5	2,189.4
Western Continental Europe	1,625.0	1,609.9	3,335.3
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,294.9	2,193.2	4,706.7
	7,616.0	7,492.7	15,602.4

Revenue less pass-through costs[2]
North America[1]	2,156.6	2,155.2	4,474.2
United Kingdom	831.2	832.9	1,691.3
Western Continental Europe	1,305.9	1,319.2	2,735.4
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,855.2	1,841.6	3,925.7

Headline operating profit[3]
North America[1]	301.1	341.6	788.7
United Kingdom	106.7	107.3	236.8
Western Continental Europe	118.6	122.1	346.9
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	203.2	211.9	589.7
	729.6	782.9	1,962.1

Headline operating profit margin[4]	%	%	%
North America	14.0	15.9	17.6
United Kingdom	12.8	12.9	14.0
Western Continental Europe	9.1	9.3	12.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	11.0	11.5	15.0

Notes

[1]

North America includes the US with revenue of £2,452.5 million (period ended 30 June 2018: £2,454.1 million; year ended 31 December 2018: £5,074.1 million), revenue less pass-through costs of £2,041.3 million (period ended 30 June 2018: £2,038.6 million; year ended 31 December 2018: £4,236.7 million) and headline operating profit of £283.5 million (period ended 30 June 2018: £323.1 million; year ended 31 December 2018: £747.8 million).

[2]

Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 4 for more details of the pass-through costs.

[3]	A reconciliation from operating profit to headline operating profit is provided in note 22.
[4]	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.